FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Derivative financial instruments (Details)	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Derivative financial instruments for speculative purposes	0
Embedded derivative financial instruments held	0